INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Inventory
	December 31,
	2 0 1 2	2 0 1 1
	(in thousands)

Finished products*	$112	$252
	$112	$252
*The inventory is presented as the lower price between the cost and the fair value (the selling price).